Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares U.S. ETF Trust
Supplement dated March 27, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Transition-Enabling Metals ETF (TMET) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on or around May 29, 2026 (the “Effective Date”).

	Current	New

Fund Name	iShares Transition-Enabling Metals ETF	iShares Strategic Metals ETF

Fund Ticker	TMET	ISTM

Underlying Index	ICE Clean Energy Transition Metals Index	ICE Strategic Re‑Industrialization Metals Index

Investment Objective	Seeks to track the investment results of an index that provides exposure to metals that are essential to a wide range of clean energy technologies supporting the transition to a low‑carbon economy.
Seeks to track the investment results of a commodities futures index that provides strategic exposure to metals that are essential to several structural themes, such as AI infrastructure, manufacturing, energy production and distribution, and national security.

Accordingly, as of the Effective Date, all references in the Summary Prospectus, Prospectus, and SAI to “iShares Transition-Enabling Metals ETF,” “TMET” and “ICE Clean Energy Transition Metals Index” are replaced with the Fund’s new name, new ticker, or new Underlying Index, respectively.
Changes to the Fund’s Summary Prospectus and Prospectus
The Investment Objective is deleted in its entirety and replaced with the following:
The iShares Strategic Metals ETF (the “Fund”) seeks to track the investment results of a commodities futures index that provides strategic exposure to metals that are essential to several structural themes, such as AI infrastructure, manufacturing, energy production and distribution, and national security.
The first nine paragraphs of the section entitled Principal Investment Strategies are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE Strategic Re‑Industrialization Metals Index (the “Underlying Index”), which measures the performance of a long-only basket of exchange-traded commodity metal futures contracts representing underlying metals that are extensively used in broader re‑industrialization related applications, such as Artificial Intelligence (“AI”) infrastructure, manufacturing, energy production and distribution, and national security, as determined by the Commodity Index Advisory Committee (“Advisory Committee”) established by ICE Data Indices, LLC (“IDI” or the “Index Provider”). To be eligible for review by the Advisory Committee, futures contracts must be U.S. dollar denominated; listed on the New York Mercantile Exchange, Chicago Mercantile Exchange, London Metal Exchange, or ICE Futures; and have a total trading volume of at least 5 million contracts per annual period. The Advisory Committee considers eligible contracts for inclusion in the Underlying Index based on (1) government, agency, and private company data and reports relating to the current and expected future usage of metals that derive at least 50% of their end use demand from re‑industrialization related themes; and (2) metals that exhibit a favorable supply-demand outlook and are not subject to prolonged oversupply dynamics. The Underlying Index includes commodity metal futures contracts in copper, aluminum, silver, nickel, zinc, and platinum. These commodity metal futures contracts are reviewed annually by the Advisory Committee.
The Underlying Index is rebalanced on a quarterly basis and occurs at the same time as any rolling of futures contracts after the close of the 5th to 9th business day in January, April, July, and October each year. “Roll” refers to the process of selling a futures contract as it approaches its settlement date and replacing the position with a similar contract with a more distant settlement date.
As of May 29, 2026, the Underlying Index will have 12 components.
In seeking to achieve its investment objective, the Fund, through its Subsidiary (as defined below), invests in financial instruments that provide the same or similar exposure to commodities as the components of the Underlying Index, and not in the physical commodities themselves. For example, the Fund may invest in “similar” metals futures contracts to those in the Underlying Index where exposure to the same underlying metal is available on a similar contract trading on a different exchange. To obtain its exposure to the commodities markets, the Fund may invest in a combination of exchange-traded commodity futures contracts and exchange-traded options on commodity-related futures contracts (together, “Commodity-Linked Investments”). Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in cash and cash equivalents, short-term, investment-grade fixed-income securities that include U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non‑U.S. countries, repurchase agreements and money market instruments (collectively, “Fixed-Income Investments”). The Fund uses Fixed-Income Investments as investments and to provide liquidity, serve as margin and/or collateralize the Subsidiary’s Commodity-Linked Investments exposure on a day‑to‑day basis.
The Fund gains exposure to Commodity-Linked Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary will invest solely in Commodity-Linked Investments and cash and cash equivalents.
Transition-Enabling Metals Risk is deleted in its entirety and replaced with the following:
Re‑Industrialization Metals Risk. The performance of re‑industrialization metals (i.e., metals used to facilitate AI infrastructure, manufacturing, energy production and distribution, and national security) is highly dependent on manufacturing reshoring, amplified battery production, increased defense spending and the expansion of AI infrastructure. Investments in re‑industrialization metals may be speculative and subject to greater price volatility than investments in other types of assets. The market value of re‑industrialization metals may be significantly affected for many reasons, including, among others, obsolescence of existing technology, changes in energy prices, worldwide metal prices and extraction and production costs, global political changes, terrorism, war, natural disasters and other catastrophes, government regulations and subsidies, supply chains, and taxation policies. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments. Such risks may be heightened to the extent the Fund’s Commodity-Linked Investments provide exposure to emerging markets. In addition, the industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Transition-Enabling Metals ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares U.S. ETF Trust
Supplement dated March 27, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Transition-Enabling Metals ETF (TMET) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on or around May 29, 2026 (the “Effective Date”).

	Current	New

Fund Name	iShares Transition-Enabling Metals ETF	iShares Strategic Metals ETF

Fund Ticker	TMET	ISTM

Underlying Index	ICE Clean Energy Transition Metals Index	ICE Strategic Re‑Industrialization Metals Index

Investment Objective	Seeks to track the investment results of an index that provides exposure to metals that are essential to a wide range of clean energy technologies supporting the transition to a low‑carbon economy.
Seeks to track the investment results of a commodities futures index that provides strategic exposure to metals that are essential to several structural themes, such as AI infrastructure, manufacturing, energy production and distribution, and national security.

Accordingly, as of the Effective Date, all references in the Summary Prospectus, Prospectus, and SAI to “iShares Transition-Enabling Metals ETF,” “TMET” and “ICE Clean Energy Transition Metals Index” are replaced with the Fund’s new name, new ticker, or new Underlying Index, respectively.
Changes to the Fund’s Summary Prospectus and Prospectus
The Investment Objective is deleted in its entirety and replaced with the following:
The iShares Strategic Metals ETF (the “Fund”) seeks to track the investment results of a commodities futures index that provides strategic exposure to metals that are essential to several structural themes, such as AI infrastructure, manufacturing, energy production and distribution, and national security.
The first nine paragraphs of the section entitled Principal Investment Strategies are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE Strategic Re‑Industrialization Metals Index (the “Underlying Index”), which measures the performance of a long-only basket of exchange-traded commodity metal futures contracts representing underlying metals that are extensively used in broader re‑industrialization related applications, such as Artificial Intelligence (“AI”) infrastructure, manufacturing, energy production and distribution, and national security, as determined by the Commodity Index Advisory Committee (“Advisory Committee”) established by ICE Data Indices, LLC (“IDI” or the “Index Provider”). To be eligible for review by the Advisory Committee, futures contracts must be U.S. dollar denominated; listed on the New York Mercantile Exchange, Chicago Mercantile Exchange, London Metal Exchange, or ICE Futures; and have a total trading volume of at least 5 million contracts per annual period. The Advisory Committee considers eligible contracts for inclusion in the Underlying Index based on (1) government, agency, and private company data and reports relating to the current and expected future usage of metals that derive at least 50% of their end use demand from re‑industrialization related themes; and (2) metals that exhibit a favorable supply-demand outlook and are not subject to prolonged oversupply dynamics. The Underlying Index includes commodity metal futures contracts in copper, aluminum, silver, nickel, zinc, and platinum. These commodity metal futures contracts are reviewed annually by the Advisory Committee.
The Underlying Index is rebalanced on a quarterly basis and occurs at the same time as any rolling of futures contracts after the close of the 5th to 9th business day in January, April, July, and October each year. “Roll” refers to the process of selling a futures contract as it approaches its settlement date and replacing the position with a similar contract with a more distant settlement date.
As of May 29, 2026, the Underlying Index will have 12 components.
In seeking to achieve its investment objective, the Fund, through its Subsidiary (as defined below), invests in financial instruments that provide the same or similar exposure to commodities as the components of the Underlying Index, and not in the physical commodities themselves. For example, the Fund may invest in “similar” metals futures contracts to those in the Underlying Index where exposure to the same underlying metal is available on a similar contract trading on a different exchange. To obtain its exposure to the commodities markets, the Fund may invest in a combination of exchange-traded commodity futures contracts and exchange-traded options on commodity-related futures contracts (together, “Commodity-Linked Investments”). Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in cash and cash equivalents, short-term, investment-grade fixed-income securities that include U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non‑U.S. countries, repurchase agreements and money market instruments (collectively, “Fixed-Income Investments”). The Fund uses Fixed-Income Investments as investments and to provide liquidity, serve as margin and/or collateralize the Subsidiary’s Commodity-Linked Investments exposure on a day‑to‑day basis.
The Fund gains exposure to Commodity-Linked Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary will invest solely in Commodity-Linked Investments and cash and cash equivalents.
Transition-Enabling Metals Risk is deleted in its entirety and replaced with the following:
Re‑Industrialization Metals Risk. The performance of re‑industrialization metals (i.e., metals used to facilitate AI infrastructure, manufacturing, energy production and distribution, and national security) is highly dependent on manufacturing reshoring, amplified battery production, increased defense spending and the expansion of AI infrastructure. Investments in re‑industrialization metals may be speculative and subject to greater price volatility than investments in other types of assets. The market value of re‑industrialization metals may be significantly affected for many reasons, including, among others, obsolescence of existing technology, changes in energy prices, worldwide metal prices and extraction and production costs, global political changes, terrorism, war, natural disasters and other catastrophes, government regulations and subsidies, supply chains, and taxation policies. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments. Such risks may be heightened to the extent the Fund’s Commodity-Linked Investments provide exposure to emerging markets. In addition, the industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.